Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000092805 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000092805 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000092805 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000092805 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092805 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092805 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092805 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092805 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092805 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092805 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092805 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	31.00%
C000092805 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.50%
C000092805 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000092805 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
C000092805 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.50%
C000092805 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000092805 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	5.90%
C000092805 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000092805 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.80%
C000092805 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000092805 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163729 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000163729 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000163729 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000163729 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163729 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163729 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163729 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163729 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163729 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163729 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163729 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	31.00%
C000163729 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.50%
C000163729 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000163729 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
C000163729 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.50%
C000163729 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000163729 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	5.90%
C000163729 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000163729 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.80%
C000163729 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000163729 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089478 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000089478 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000089478 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000089478 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000089478 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089478 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089478 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089478 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089478 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089478 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089478 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	31.00%
C000089478 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.50%
C000089478 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000089478 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
C000089478 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.50%
C000089478 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000089478 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	5.90%
C000089478 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000089478 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.80%
C000089478 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000089478 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089477 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000089477 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000089477 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000089477 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000089477 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089477 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089477 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089477 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089477 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089477 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089477 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	31.00%
C000089477 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.50%
C000089477 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000089477 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
C000089477 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.50%
C000089477 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000089477 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	5.90%
C000089477 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000089477 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.80%
C000089477 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000089477 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089479 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000089479 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000089479 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000089479 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000089479 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089479 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089479 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089479 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089479 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089479 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089479 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	31.00%
C000089479 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.50%
C000089479 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000089479 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
C000089479 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.50%
C000089479 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000089479 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	5.90%
C000089479 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000089479 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.80%
C000089479 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000089479 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.60%
C000019944 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000019944 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000019944 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000019944 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000019944 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000019944 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019944 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019944 | FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019944 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019944 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019944 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	43.90%
C000019944 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000019944 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.70%
C000019944 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	17.20%
C000019944 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	12.20%
C000019944 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.20%
C000019944 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000019944 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.40%
C000163725 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000163725 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000163725 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000163725 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000163725 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000163725 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000163725 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163725 | FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163725 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163725 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163725 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	43.90%
C000163725 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000163725 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.70%
C000163725 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	17.20%
C000163725 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	12.20%
C000163725 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.20%
C000163725 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000163725 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.40%
C000019941 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000019941 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000019941 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000019941 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000019941 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000019941 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019941 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019941 | FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019941 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019941 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019941 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	43.90%
C000019941 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000019941 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.70%
C000019941 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	17.20%
C000019941 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	12.20%
C000019941 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.20%
C000019941 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000019941 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.40%
C000019942 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000019942 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000019942 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000019942 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000019942 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000019942 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019942 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019942 | FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019942 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019942 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019942 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	43.90%
C000019942 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000019942 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.70%
C000019942 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	17.20%
C000019942 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	12.20%
C000019942 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.20%
C000019942 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000019942 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.40%
C000019943 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000019943 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000019943 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000019943 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000019943 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000019943 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019943 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019943 | FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019943 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019943 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019943 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	43.90%
C000019943 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000019943 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.70%
C000019943 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	17.20%
C000019943 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	12.20%
C000019943 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.20%
C000019943 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000019943 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.40%
C000089284 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000089284 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000089284 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089284 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000089284 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089284 | FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089284 | FR_745867101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089284 | FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089284 | FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089284 | FR_040413106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089284 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	29.00%
C000089284 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000089284 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.00%
C000089284 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	11.00%
C000089284 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	7.80%
C000089284 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000089284 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.20%
C000089284 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.40%
C000089284 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.30%
C000089284 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000163727 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000163727 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000163727 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163727 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000163727 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163727 | FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163727 | FR_745867101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163727 | FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163727 | FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163727 | FR_040413106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163727 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	29.00%
C000163727 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000163727 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.00%
C000163727 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	11.00%
C000163727 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	7.80%
C000163727 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000163727 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.20%
C000163727 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.40%
C000163727 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.30%
C000163727 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000089282 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000089282 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000089282 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089282 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000089282 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089282 | FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089282 | FR_745867101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089282 | FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089282 | FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089282 | FR_040413106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089282 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	29.00%
C000089282 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000089282 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.00%
C000089282 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	11.00%
C000089282 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	7.80%
C000089282 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000089282 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.20%
C000089282 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.40%
C000089282 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.30%
C000089282 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000089281 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000089281 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000089281 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089281 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000089281 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089281 | FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089281 | FR_745867101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089281 | FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089281 | FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089281 | FR_040413106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089281 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	29.00%
C000089281 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000089281 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.00%
C000089281 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	11.00%
C000089281 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	7.80%
C000089281 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000089281 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.20%
C000089281 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.40%
C000089281 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.30%
C000089281 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000089285 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000089285 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000089285 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089285 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000089285 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089285 | FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089285 | FR_745867101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089285 | FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089285 | FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089285 | FR_040413106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089285 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	29.00%
C000089285 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000089285 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.00%
C000089285 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	11.00%
C000089285 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	7.80%
C000089285 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000089285 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.20%
C000089285 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.40%
C000089285 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.30%
C000089285 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000092779 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000092779 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000092779 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000092779 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000092779 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000092779 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000092779 | FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092779 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092779 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092779 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092779 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	42.70%
C000092779 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000092779 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.70%
C000092779 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.90%
C000092779 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	14.10%
C000092779 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.60%
C000092779 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.70%
C000120071 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000120071 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000120071 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000120071 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000120071 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000120071 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000120071 | FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120071 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000120071 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120071 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000120071 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	42.70%
C000120071 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000120071 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.70%
C000120071 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.90%
C000120071 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	14.10%
C000120071 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.60%
C000120071 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.70%
C000092781 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000092781 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000092781 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000092781 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000092781 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000092781 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000092781 | FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092781 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092781 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092781 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092781 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	42.70%
C000092781 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000092781 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.70%
C000092781 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.90%
C000092781 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	14.10%
C000092781 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.60%
C000092781 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.70%
C000092780 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000092780 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000092780 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000092780 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000092780 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000092780 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000092780 | FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092780 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092780 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092780 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092780 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	42.70%
C000092780 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000092780 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.70%
C000092780 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.90%
C000092780 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	14.10%
C000092780 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.60%
C000092780 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.70%
C000092782 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000092782 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000092782 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000092782 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000092782 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000092782 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000092782 | FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092782 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092782 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092782 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092782 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	42.70%
C000092782 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000092782 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.70%
C000092782 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.90%
C000092782 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	14.10%
C000092782 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.60%
C000092782 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.70%
C000064967 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064967 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000064967 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064967 | FR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000064967 | FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064967 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064967 | FR_369550108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064967 | FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064967 | FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064967 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064967 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	8.70%
C000064967 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.80%
C000064967 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	16.60%
C000064967 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.20%
C000064967 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000064967 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000064967 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.30%
C000064967 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000064967 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000064967 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000064967 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000177470 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177470 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000177470 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000177470 | FR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000177470 | FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000177470 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000177470 | FR_369550108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000177470 | FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177470 | FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177470 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177470 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	8.70%
C000177470 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.80%
C000177470 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	16.60%
C000177470 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.20%
C000177470 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000177470 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000177470 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.30%
C000177470 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000177470 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000177470 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000177470 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064966 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064966 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000064966 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064966 | FR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000064966 | FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064966 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064966 | FR_369550108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064966 | FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064966 | FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064966 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064966 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	8.70%
C000064966 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.80%
C000064966 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	16.60%
C000064966 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.20%
C000064966 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000064966 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000064966 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.30%
C000064966 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000064966 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000064966 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000064966 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064965 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064965 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000064965 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064965 | FR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000064965 | FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064965 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064965 | FR_369550108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064965 | FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064965 | FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064965 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064965 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	8.70%
C000064965 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.80%
C000064965 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	16.60%
C000064965 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.20%
C000064965 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000064965 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000064965 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.30%
C000064965 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000064965 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000064965 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000064965 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000019968 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019968 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019968 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019968 | FR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019968 | FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019968 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019968 | FR_369550108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019968 | FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019968 | FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019968 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019968 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	8.70%
C000019968 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.80%
C000019968 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	16.60%
C000019968 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.20%
C000019968 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000019968 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000019968 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.30%
C000019968 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000019968 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000019968 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000019968 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000089290 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000089290 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089290 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000089290 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000089290 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089290 | FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089290 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089290 | FR_040413106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089290 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000089290 | FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089290 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	39.20%
C000089290 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000089290 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.20%
C000089290 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.60%
C000089290 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	13.30%
C000089290 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.50%
C000089290 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	0.70%
C000089290 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000089290 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000120086 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000120086 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000120086 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000120086 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000120086 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000120086 | FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000120086 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000120086 | FR_040413106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000120086 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000120086 | FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000120086 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	39.20%
C000120086 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000120086 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.20%
C000120086 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.60%
C000120086 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	13.30%
C000120086 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.50%
C000120086 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	0.70%
C000120086 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000120086 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000089288 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000089288 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089288 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000089288 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000089288 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089288 | FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089288 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089288 | FR_040413106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089288 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000089288 | FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089288 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	39.20%
C000089288 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000089288 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.20%
C000089288 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.60%
C000089288 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	13.30%
C000089288 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.50%
C000089288 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	0.70%
C000089288 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000089288 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000089286 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000089286 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089286 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000089286 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000089286 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089286 | FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089286 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089286 | FR_040413106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089286 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000089286 | FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089286 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	39.20%
C000089286 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000089286 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.20%
C000089286 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.60%
C000089286 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	13.30%
C000089286 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.50%
C000089286 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	0.70%
C000089286 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000089286 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000089291 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000089291 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089291 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000089291 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000089291 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089291 | FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089291 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089291 | FR_040413106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089291 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000089291 | FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089291 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	39.20%
C000089291 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000089291 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.20%
C000089291 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.60%
C000089291 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	13.30%
C000089291 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.50%
C000089291 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	0.70%
C000089291 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000089291 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000120088 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000120088 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000120088 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120088 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000120088 | FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000120088 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000120088 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000120088 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000120088 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000120088 | FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000120088 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	8.40%
C000120088 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.40%
C000120088 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	13.30%
C000120088 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	5.60%
C000120088 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.70%
C000120088 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.60%
C000120088 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.60%
C000120088 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.10%
C000120088 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	6.40%
C000120088 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000120088 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.70%
C000089437 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089437 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000089437 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089437 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089437 | FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089437 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089437 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089437 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089437 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089437 | FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089437 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	8.40%
C000089437 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.40%
C000089437 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	13.30%
C000089437 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	5.60%
C000089437 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.70%
C000089437 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.60%
C000089437 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.60%
C000089437 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.10%
C000089437 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	6.40%
C000089437 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000089437 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.70%
C000089436 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089436 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000089436 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089436 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089436 | FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089436 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089436 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089436 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089436 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089436 | FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089436 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	8.40%
C000089436 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.40%
C000089436 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	13.30%
C000089436 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	5.60%
C000089436 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.70%
C000089436 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.60%
C000089436 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.60%
C000089436 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.10%
C000089436 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	6.40%
C000089436 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000089436 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.70%
C000089434 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089434 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000089434 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089434 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089434 | FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089434 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089434 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089434 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089434 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089434 | FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089434 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	8.40%
C000089434 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.40%
C000089434 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	13.30%
C000089434 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	5.60%
C000089434 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.70%
C000089434 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.60%
C000089434 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.60%
C000089434 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.10%
C000089434 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	6.40%
C000089434 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000089434 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092797 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092797 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000092797 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000092797 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092797 | FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092797 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092797 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092797 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092797 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092797 | FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092797 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	8.40%
C000092797 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.40%
C000092797 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	13.30%
C000092797 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	5.60%
C000092797 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.70%
C000092797 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.60%
C000092797 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.60%
C000092797 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.10%
C000092797 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	6.40%
C000092797 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000092797 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.70%